WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 159.6%
Alabama - 3.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$750,000	$807,011
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	200,000	208,238	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	819,787
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,408,661
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	850,000	856,924	(b)(c)

Total Alabama				4,100,621

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	267,891
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	313,725	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	486,274
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	222,655

Total Alaska				1,290,545

Arizona - 3.1%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,703,706	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	293,557	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,139,683

Total Arizona				4,136,946

California - 21.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	600,000	633,379
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	524,161
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.770%	4/1/24	2,500,000	2,513,158	(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$150,000	$152,673	(b)(c)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,019,287	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,001,406	(a)(d)
California State, GO:
Various Purpose	5.000%	4/1/43	3,000,000	3,041,395
Various Purpose, Refunding	5.000%	10/1/41	1,000,000	1,113,893
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	250,000	236,145
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	545,903
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,077,949
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,621,509	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/47	1,000,000	1,065,845
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,048,255
Series C	6.500%	11/1/39	2,000,000	2,416,523
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	507,908	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	787,216
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.750%	9/1/52	400,000	378,565
Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	510,000
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	815,465
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	326,991

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$1,000,000	$1,061,011
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series B	5.000%	5/1/46	1,500,000	1,543,311	(a)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	261,951
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	313,318
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,127,208

Total California				28,644,425

Colorado - 4.7%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	505,261
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	779,260	(e)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	550,687
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	202,349
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	4,270,809

Total Colorado				6,308,366

Connecticut - 2.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	544,566
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	501,776
Series E	5.000%	10/15/34	270,000	290,406
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	259,070	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,081,922

Total Connecticut				2,677,740

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	518,332

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	$800,000	$833,004

Florida - 7.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	359,573	(a)
Series A	5.000%	10/1/45	1,000,000	1,029,594	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	165,876	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	755,823
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	200,000	187,496
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	516,903	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	259,980	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,129,670
Series A, Refunding	5.000%	10/1/49	500,000	511,265	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,297,126
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	261,277
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/52	650,000	649,633
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	150,000	127,315
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	250,000	260,783
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,045,727

Total Florida				10,558,041

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	$295,000	$300,357
Project One, Series A	5.000%	1/1/50	250,000	259,057
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	666,410
Series C	4.000%	9/1/26	150,000	150,476	(b)(c)

Total Georgia				1,376,300

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	260,000	244,642

Illinois - 21.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	516,260
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	337,983
Dedicated, Series H	5.000%	12/1/46	1,250,000	1,277,877
Series D	5.000%	12/1/46	2,000,000	2,052,003
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	750,000	802,733
Series A, Refunding	6.000%	1/1/38	500,000	537,860
Series C, Refunding	5.000%	1/1/25	1,000,000	1,042,236
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	261,244
Senior Lien, Series D	5.000%	1/1/47	500,000	519,419
Senior Lien, Series D	5.000%	1/1/52	500,000	518,401
Series C	5.000%	1/1/35	2,200,000	2,248,299	(a)
Series C, Refunding	5.000%	1/1/43	750,000	778,192	(a)(f)
TrIPS Obligated Group	5.000%	7/1/48	200,000	202,886	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	259,237
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	536,114
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	400,000	412,805
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	790,439
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	822,149
Second Lien Project	5.000%	11/1/39	500,000	511,847

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	$750,000	$719,630
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	478,289
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	277,504
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,602,947
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	518,078
Series 2016	5.000%	11/1/33	650,000	675,383
Series 2016, Refunding	5.000%	2/1/29	440,000	465,103
Series A	5.000%	5/1/36	250,000	260,700
Series A	5.000%	3/1/37	750,000	792,837
Series A	5.000%	5/1/39	600,000	622,223
Series A	5.000%	3/1/46	500,000	519,270
Series A, Refunding	5.000%	10/1/29	1,300,000	1,394,890
Series D	5.000%	11/1/27	400,000	428,199
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	685,131
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	1,020,888
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,548,983
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,486,272
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,034,289

Total Illinois				28,958,600

Indiana - 1.1%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	300,000	274,779
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	250,000	251,461
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	916,417

Total Indiana				1,442,657

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.8%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$1,000,000	$1,025,741	(b)(c)

Kentucky - 1.1%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,511,183	(b)(c)

Louisiana - 2.6%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	522,545	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,223,736
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	500,000	475,398	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	350,000	335,021	(b)(c)

Total Louisiana				3,556,700

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	454,648
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	350,000	335,922

Total Maryland				790,570

Massachusetts - 5.3%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	355,966
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,108,728
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	1,900,101
Northeastern University, Refunding	5.000%	10/1/44	750,000	813,885
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	192,109
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	259,788
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	400,000	375,208	(a)
Series A, Refunding	5.000%	7/1/36	500,000	535,682	(a)
Series E	5.000%	7/1/51	1,500,000	1,581,695	(a)

Total Massachusetts				7,123,162

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.3%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$300,000	$310,821
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,295,000	1,364,446
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	160,267
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	254,910
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	383,748
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	150,000	137,520
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	80,000	81,784
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	395,963	(a)

Total Michigan				3,089,459

Missouri - 0.4%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	154,215
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	331,183

Total Missouri				485,398

New Jersey - 15.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	251,445
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,017,617	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	457,217
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.270%	3/1/28	2,500,000	2,501,964	(c)

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	$2,000,000	$2,022,183	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	181,664	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,116,761
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	104,968
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	314,150
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	4,000,000	4,284,701
Transportation Program, Series AA	5.000%	6/15/40	2,405,000	2,530,382
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	218,220
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,152,073
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,750,000	1,957,735
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	209,363

Total New Jersey				20,320,443

New York - 21.0%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	806,011
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	531,046
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	150,000	156,766
Green Bonds, Series D-1	5.000%	11/15/43	250,000	257,869
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	272,790
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	449,539
Series A-2	5.000%	5/15/30	500,000	549,587	(b)(c)
Series B, Refunding	5.000%	11/15/37	250,000	259,145
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	1,250,000	1,222,223
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	367,275

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	$1,300,000	$1,236,361
New York City, NY, TFA Future Tax Secured Revenue, Series D	4.000%	11/1/41	3,100,000	2,997,179
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	469,587
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	140,000	149,680	(e)
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	1,900,000	1,953,843
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	909,454
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	1,000,000	1,096,452
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,065,955
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	474,012	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	1,200,000	914,410
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	1,000,000	945,108
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	522,114	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	672,684	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	231,977	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,609,183	(a)

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	$100,000	$102,345	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	250,000	257,038	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/36	500,000	533,051
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	750,000	710,586	(f)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	908,946	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	265,271
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	500,000	536,325
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,300,000	1,381,614
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	685,841
Senior Lien, MTA Bridges & Tunnels, Series A-1, Refunding	5.000%	5/15/51	750,000	804,454
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,076,067

Total New York				28,381,788

North Carolina - 1.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	528,601
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	241,506
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	767,714

Total North Carolina				1,537,821

Ohio - 4.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,071,538
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue, Series 2013	5.000%	11/15/43	4,040,000	4,114,682	(e)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	$450,000	$409,219	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	300,000	306,277	(a)(b)(c)

Total Ohio				5,901,716

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	250	*(g)(h)

Oregon - 1.5%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	703,938
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	616,217
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	266,145	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	431,016

Total Oregon				2,017,316

Pennsylvania - 7.7%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	488,227	(f)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	271,205
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	125,000	132,407	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	290,000	307,184	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	344,849
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	267,144	(e)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/51	750,000	781,425
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	343,083	(a)(b)(c)

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	$500,000	$527,775
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,063,575
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,069,799	(a)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	502,206
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	273,348
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	544,868
Lease Revenue, Refunding	5.000%	10/1/30	350,000	397,292
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	270,584
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,066,182
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	214,853
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	534,258

Total Pennsylvania				10,400,264

Puerto Rico - 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	1,000,000	1,003,145	(d)
Series B, Refunding	5.000%	7/1/33	500,000	516,642	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,690	4,335
CAB, Restructured, Series A-1	0.000%	7/1/33	18,141	10,324
Restructured, Series A-1	5.250%	7/1/23	7,871	7,990
Restructured, Series A-1	5.375%	7/1/25	15,700	16,203
Restructured, Series A-1	5.625%	7/1/27	15,558	16,510
Restructured, Series A-1	5.625%	7/1/29	15,305	16,484
Restructured, Series A-1	5.750%	7/1/31	14,866	16,309
Restructured, Series A-1	4.000%	7/1/33	14,097	13,209
Restructured, Series A-1	4.000%	7/1/35	12,671	11,650
Restructured, Series A-1	4.000%	7/1/37	10,875	9,745

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	4.000%	7/1/41	$14,786	$12,913
Restructured, Series A-1	4.000%	7/1/46	15,377	13,058
Subseries CW	0.000%	11/1/43	70,206	36,244	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	670,000	544,375	*(g)
Series A	5.050%	7/1/42	100,000	81,000	*(g)
Series XX	5.250%	7/1/40	1,075,000	873,438	*(g)
Series ZZ, Refunding	5.250%	7/1/18	300,000	242,250	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	234,836
CAB, Restructured, Series A-1	0.000%	7/1/46	1,800,000	515,508
Restructured, Series A-1	4.550%	7/1/40	70,000	70,000
Restructured, Series A-1	5.000%	7/1/58	1,100,000	1,067,117
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,566,965
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,049,993

Total Puerto Rico				7,950,243

South Carolina - 0.8%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	550,000	532,914
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	526,999	(a)

Total South Carolina				1,059,913

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	206,137

Tennessee - 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	357,437
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,515,824	(b)(c)

Total Tennessee				1,873,261

Texas - 11.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	264,769
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	368,165

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	$500,000	$521,355	(a)
Series B	5.000%	11/15/39	750,000	788,065	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	1,020,000	926,269
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,083,496
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B, PSF - GTD	4.000%	8/15/47	400,000	389,945
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,111,888
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	1,000,000	1,004,713	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	600,000	542,911	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	707,736	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	42,092	(a)
Series 2017	5.000%	11/1/36	40,000	41,885	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	600,000	515,002
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	848,168	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	300,000	240,962
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	263,243
Series B, Refunding	5.000%	1/1/40	600,000	603,813
Series B, Refunding	5.000%	1/1/45	600,000	620,371
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	750,000	726,566
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	467,996	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$150,000	$90,375	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	2,500	*(g)

Total Texas				15,172,285

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	261,229
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	250,000	217,906
Series 2021	4.000%	10/15/36	100,000	89,830

Total Utah				568,965

Virginia - 2.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	268,037
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	313,964	(a)
Series B, Refunding	5.000%	7/1/45	500,000	521,017	(a)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	268,964
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,312,515	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	350,000	362,768	(a)

Total Virginia				3,047,265

Washington - 2.1%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	232,465	(a)
Series 2019	5.000%	4/1/44	500,000	521,424	(a)
Series 2022, Refunding	5.000%	8/1/41	750,000	804,225	(a)

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	$300,000	$315,730	(b)(c)
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	484,163
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	514,828

Total Washington				2,872,835

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	442,431	(b)(c)

Wisconsin - 3.8%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	527,000
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,021,991	(a)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	200,000	207,681
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	410,000	360,214	(d)

Total Wisconsin				5,116,886

TOTAL MUNICIPAL BONDS (Cost - $219,455,072)				215,542,251

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.7%
New York - 1.7%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $2,474,901)	4.000%	3/15/45	2,475,000	2,358,361

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,929,973)				217,900,612

SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.4%
Georgia - 0.1%
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	1.300%	11/1/47	100,000	100,000	(a)(k)(l)

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.980%	10/1/42	400,000	400,000	(k)(l)

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	1.000%	12/1/30	200,000	200,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	1.550%	11/1/39	$100,000	$100,000	(a)(k)(l)

Texas - 0.8%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.040%	10/1/41	1,100,000	1,100,000	(k)(l)

TOTAL MUNICIPAL BONDS (Cost - $1,900,000)				1,900,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $77,284)	2.057%		77,284	77,284	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,977,284)				1,977,284

TOTAL INVESTMENTS - 162.8% (Cost - $223,907,257)				219,877,896
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (13.6)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (49.2)%				(66,500,000)
TOB Floating Rate Notes - (1.4)%				(1,855,000)
Other Assets in Excess of Other Liabilities - 1.4%				1,911,614

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$135,084,510

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of August 31, 2022.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	The maturity principal is currently in default as of August 31, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $77,284 and the cost was $77,284 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

21

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$215,542,251	—	$215,542,251
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,358,361	—	2,358,361

Total Long-Term Investments	—	217,900,612	—	217,900,612

Short-Term Investments†:
Municipal Bonds	—	1,900,000	—	1,900,000
Money Market Funds	$77,284	—	—	77,284

Total Short-Term Investments	77,284	1,900,000	—	1,977,284

Total Investments	$77,284	$219,800,612	—	$219,877,896

†	See Schedule of Investments for additional detailed categorizations.

23

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$82,419	$2,988,691	2,988,691	$2,993,826	2,993,826

(continued)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$172	—	$77,284

24